Government assistance (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of government grants [Line Items]
Total government assistance	$ 7,403	$ 3,891
Direct cost of revenues
Disclosure of government grants [Line Items]
Total government assistance	556	291
General and administrative
Disclosure of government grants [Line Items]
Total government assistance	1,384	674
Research and development
Disclosure of government grants [Line Items]
Total government assistance	5,210	2,796
Sales and marketing
Disclosure of government grants [Line Items]
Total government assistance	$ 253	$ 130